Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Revenue [Abstract]
Revenue recognized
Revenue recognized during the three and nine months ended September 30, 2022 and 2021 consisted of Product revenue, net, from the sale of KIMMTRAK, Pre-product revenue, net, from the sale of tebentafusp under compassionate use and early access programs, and revenue from collaboration agreements.

	For the three months ended September 30,		For the nine months ended September 30,
	2022 £’000	2021 £’000	2022 £’000	2021 £’000

Product revenue, net	33,252	—	64,926	—
Pre-product revenue, net	3,051	474	9,588	474
Total revenue from sale of therapies	36,303	474	74,514	474
Collaboration revenue
GSK	—	1,263	—	5,919
Eli Lilly	—	—	7,361	—
Genentech	4,896	4,187	13,800	13,534
Total collaboration revenue	4,896	5,450	21,161	19,453
Total revenue	41,199	5,924	95,675	19,927

Net product revenue from the sale of KIMMTRAK, and net pre-product revenue from the sale of tebentafusp as part of a compassionate use and early access program are presented by region based on the location of the customer below.

	For the three months ended September 30,		For the nine months ended September 30,
	2022 £’000	2021 £’000	2022 £’000	2021 £’000
United States	22,508	—	48,327	—
Europe	13,034	474	25,423	474
Rest of World	761	—	764	—
Total revenue from sale of therapies	36,303	474	74,514	474